BEACON SELECTIVE RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 90.6%
20,500	Vanguard Communication Services ETF	$3,919,805
9,097	Vanguard Consumer Discretionary ETF	3,554,289
16,419	Vanguard Consumer Staples ETF	3,547,161
24,816	Vanguard Energy ETF	3,168,259
24,000	Vanguard Financials ETF	3,120,000
13,135	Vanguard Health Care ETF	3,868,652
11,100	Vanguard Industrials ETF	3,296,145
5,322	Vanguard Information Technology ETF	4,003,208
16,050	Vanguard Materials ETF	3,258,953
20,834	Vanguard Utilities ETF	4,092,838
		35,829,310
	FIXED INCOME - 9.0%
12,877	Vanguard Extended Duration Treasury ETF	886,324
11,273	Vanguard Intermediate-Term Bond ETF	887,411
12,481	Vanguard Long-Term Bond ETF	890,519
17,589	Vanguard Short-Term Inflation-Protected Securities ETF	882,088
		3,546,342

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,177,271)	39,375,652

	TOTAL INVESTMENTS - 99.6% (Cost $36,177,271)	$39,375,652
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	168,094
	NET ASSETS - 100.0%	$39,543,746

ETF – Exchange-Traded Fund

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beacon

BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 99.3%
17,842	Vanguard Communication Services ETF	$3,411,569
8,281	Vanguard Consumer Discretionary ETF	3,235,470
13,206	Vanguard Consumer Staples ETF	2,853,024
24,988	Vanguard Energy ETF	3,190,218
23,547	Vanguard Financials ETF	3,061,110
11,801	Vanguard Health Care ETF	3,475,749
10,656	Vanguard Industrials ETF	3,164,299
4,653	Vanguard Information Technology ETF	3,499,986
15,056	Vanguard Materials ETF	3,057,121
32,570	Vanguard Real Estate ETF	2,974,944
16,698	Vanguard Utilities ETF	3,280,322
		35,203,812

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,670,740)	35,203,812

	TOTAL INVESTMENTS - 99.3% (Cost $32,670,740)	$35,203,812
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	237,543
	NET ASSETS - 100.0%	$35,441,355

ETF – Exchange-Traded Fund

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